Income Taxes	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Income Taxes
15.	INCOME TAXES

Cayman

The Company is a tax-exempted company incorporated in the Cayman Islands.

Hong Kong

The Company's wholly-owned subsidiaries in Hong Kong are subject to the unified tax rate of 16.5% in Hong Kong for the years ended December 31, 2013, 2014 and 2015. Under the Hong Kong tax laws, these subsidiaries are exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Singapore

The Company's wholly-owned subsidiary in Singapore, incorporated in 2013, is subject to the unified tax rate of 17% in Singapore for the year ended December 31, 2013, 2014 and 2015. There are no withholding taxes in Singapore on remittance of dividends.

United States of America ("USA")

The Company's wholly-owned subsidiary in USA, incorporated in 2013, is subject to the progressive tax rate from 15% to 39% for the federal income tax in the USA and 8.7% for the state income tax in Delaware for the year ended December 31, 2014 and 2015. The normal withholding tax rate is 30% in the USA on remittance of dividends.

PRC

The Group's PRC entities are subject to Enterprise Income Tax ("EIT") on the taxable income in accordance with the relevant PRC income tax laws.

The Enterprise Income Tax Law ("the New EIT Law") became effective on January 1, 2008. The New EIT Law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises except for certain entities that enjoy preferential tax rates, which are lower than the statutory rates, as described below.

Under the New EIT Law and its implementing rules, an enterprise which qualifies as a "high and new technology enterprise" ("HNTE") is entitled to a tax rate of 15%. An enterprise which qualifies as a "Software Enterprise" can enjoy an income tax exemption for two years beginning with its first profitable year and a 50% tax reduction to a rate of 12.5% for the subsequent three years. An enterprise which is approved to adopt the "deemed-profit method" can file its income tax by calculating as 2.5% of the gross revenues.

Qizhi Software, Beijing Qihu and Beijing Star World were recognized as HNTE by relevant PRC government authorities, and were entitled to a reduced EIT rate of 15% for the year ended December 31 2013, 2014 and 2015.

Tianjin Qisi was recognized as Software Enterprise by relevant PRC government authorities in March 2011 and entitled to the preferential tax treatment of "2-year exemption plus 3-year half rate" commencing from its first profit-making year for EIT purposes. For the year ended December 31, 2013, Tianjin Qisi enjoys the second year of the 2-year tax exemption. Tianjin Qisi was entitled to a preferential tax rate of 12.5% for the year ended December 31, 2014. Tianjin Qisi renewed its status as HNTE in 2014 and was entitled to a preferential tax rate of 15% for the year ended December 31, 2015.

Qifei Xiangyi was recognized as Software Enterprise by relevant PRC government authorities on Nov 11, 2013 and entitled to the preferential tax treatment of "2-year exemption plus 3-year half rate" commencing from its first profit-making year for EIT purposes. As a consequence, for the year ended December 31, 2013 and 2014, Qifei Xiangyi enjoys the 2-year tax exemption Qifei Xiangyi was recognized as HNTE by relevant PRC government authorities in 2013, and was entitled to a reduced EIT rate of 15% for 2015.

Certain other PRC subsidiaries and VIEs are not subject to the unified tax rate of 25% as a result of adopting the "deemed-profit method" or the recognition as a qualified "Software Enterprise" or “HNTE”. And the other VIEs and VIEs' subsidiaries are all subject to the unified tax rate of 25%.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group's overall operations, and more specifically, with regard to tax residency status. The New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company, its subsidiaries, VIEs and VIEs' subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries, VIEs and VIEs' subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries, the withholding tax would be 10%. Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax. The Company's PRC entities historically have not declared or paid any dividends.

Aggregate undistributed earnings of the Company's subsidiaries, VIEs and VIEs' subsidiaries located in the PRC that are available for distribution to the Company of $1,003,287 at December 31, 2015 are considered to be indefinitely reinvested, and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. The Chinese tax authorities have also clarified that distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

Detailed information about income tax of the Group's subsidiaries and VIEs is as below:

The current and deferred portion of income tax expense included in the consolidated statements of operations is as follows:

	For the years ended December 31,
	2013	2014	2015

Current income tax expense	$22,382	$69,693	$131,190
Deferred income tax expense (benefit)	1,041	(18,268)	(11,705)

Total income tax expense	$23,423	$51,425	$119,485

The principal components of the deferred tax assets and liabilities are as follows:

	December 31,
	2014	2015

Current deferred tax assets
Accrued payroll	$5,141	$-
Provision of allowance for doubtful accounts	478	896
Deferred revenue-current	660	447
Less: Valuation allowance	(1,435)	(75)

Current deferred tax assets, net	4,844	1,268

Noncurrent deferred tax assets
Deferred revenue-noncurrent	339	743
Intangible assets	953	1,065
Fixed assets	100	108
Subsidy income	270	2,729
Promotion fee	13,894	30,636
Unrealized loss on available-for-sale investments	2,462	-
Net operating loss carry forwards	9,193	40,154
Less: Valuation allowance	(10,846)	(38,530)

Noncurrent deferred tax assets, net	16,365	36,905

Noncurrent deferred tax liabilities
Acquired intangible assets	8,159	15,582
Unrealized gain on available-for-sale investments	357	-

Noncurrent deferred tax liabilities	$8,516	$15,582

The Company operates through its subsidiaries and VIEs and the valuation allowance is considered on each individual subsidiary and VIE basis. The subsidiaries and VIEs registered in the PRC have total net operating loss carry forwards of $229,952 as of December 31, 2015 which will expire on various dates between December 31, 2016 and December 31, 2020.

Reconciliation between the income tax expense computed by applying the PRC tax rate to income before income tax and the actual provision for income tax is as follows:

	For the years ended December 31,
	2013	2014	2015

Income before income tax expense	$124,019	$286,494	$434,185
PRC statutory income tax rate	25%	25%	25%
Income tax expense at the statutory income tax rate	31,005	71,624	108,546
Permanent differences	1,663	5,506	11,713
Effect of different income tax calculation method required by tax bureau	48	(5)	(11)
Effect of tax exempt status in Cayman Islands and other jurisdictions	30,241	24,701	26,335
Effect of different income tax rate in Hong Kong	168	273	451
Effect of income tax holiday and preferential tax rates	(43,460)	(58,529)	(56,049)
Changes in valuation allowance	3,758	7,855	28,500

Income tax expense	$23,423	$51,425	$119,485

Certain consolidated entities of the Group enjoy tax holidays granted by the local tax authorities. Without the tax holidays, the Group's income tax expense would have increased by $43,460, $58,529 and $ 56,049 for the years ended December 31, 2013, 2014 and 2015, respectively. The impact of the tax holidays on basic net income per ordinary share was an increase of $0.24, $0.32 and $0.30 for the years ended December 31, 2013, 2014 and 2015, respectively.